Condensed Financial Information (Parent Company) (Condensed Statements of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net cash provided by (used in) operating activities	$ 2,733	$ 2,482	$ 622
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	18,718	14,394	17,348
Sales, maturities and repayments of equity securities	67	50	168
Sales, maturities and repayments of mortgage loans	2,292	1,447	993
Sales, maturities and repayments of real estate and real estate joint ventures	104	72	26
Sales, maturities and repayments of other limited partnership interests	153	223	256
Purchases of fixed maturity securities	(15,841)	(15,706)	(17,127)
Purchases of equity securities	(133)	(58)	(27)
Purchases of mortgage loans	(882)	(807)	(1,357)
Purchases of real estate and real estate joint ventures	(201)	(225)	(72)
Purchases of other limited partnership interests	(363)	(341)	(378)
Cash received in connection with freestanding derivatives	111	414	397
Cash paid in connection with freestanding derivatives	(720)	(335)	(478)
Issuances of loans to affiliates	(500)	0	(430)
Net change in short-term investments	471	(155)	(1,347)
Net change in other invested assets	(47)	(54)	(12)
Net cash provided by (used in) investing activities	3,229	(1,147)	(2,052)
Cash flows from financing activities
Policyholder account balances: Deposits	13,770	14,785	20,496
Policyholder account balances: Withdrawals	(15,899)	(15,493)	(19,404)
Net change in payables for collateral under securities loaned and other transactions	(1,948)	320	(24)
Financing element on certain derivative instruments	(29)	180	129
Return of capital	0	0	(47)
Dividends on common stock	(1,000)	(504)	(517)
Net cash provided by (used in) financing activities	(6,115)	(1,194)	248
Change in cash and cash equivalents	(149)	150	(1,183)
Cash and cash equivalents, beginning of year	895	745	1,928
Cash and cash equivalents, end of year	746	895	745
Supplemental disclosures of cash flow information:
Net cash paid (received) for Interest	194	232	406
Net cash paid (received) for Income tax	(1)	(226)	(47)
Capital contribution from MetLife, Inc.	19	45	0
Parent Company [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	957	1,184	886
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	14,647	10,714	13,921
Sales, maturities and repayments of equity securities	56	46	163
Sales, maturities and repayments of mortgage loans	1,154	845	552
Sales, maturities and repayments of real estate and real estate joint ventures	58	47	12
Sales, maturities and repayments of other limited partnership interests	102	154	159
Purchases of fixed maturity securities	(11,000)	(10,729)	(11,658)
Purchases of equity securities	(51)	(27)	(22)
Purchases of mortgage loans	(648)	(428)	(946)
Purchases of real estate and real estate joint ventures	(129)	(77)	(83)
Purchases of other limited partnership interests	(192)	(179)	(214)
Cash received in connection with freestanding derivatives	73	362	375
Cash paid in connection with freestanding derivatives	(644)	(322)	(453)
Dividends from subsidiaries	25	0	0
Returns of capital from subsidiaries	52	84	49
Capital contributions to subsidiaries	(3)	(166)	(422)
Issuances of loans to affiliates	(375)	0	(305)
Net change in policy loans	18	15	26
Net change in short-term investments	321	(251)	(487)
Net change in other invested assets	(39)	(50)	(16)
Net cash provided by (used in) investing activities	3,425	38	651
Cash flows from financing activities
Policyholder account balances: Deposits	12,156	11,577	14,151
Policyholder account balances: Withdrawals	(13,987)	(12,298)	(15,754)
Net change in payables for collateral under securities loaned and other transactions	(1,666)	102	(482)
Financing element on certain derivative instruments	(21)	75	127
Return of capital	0	0	(47)
Dividends on common stock	(1,000)	(504)	(517)
Net cash provided by (used in) financing activities	(4,518)	(1,048)	(2,522)
Change in cash and cash equivalents	(136)	174	(985)
Cash and cash equivalents, beginning of year	553	379	1,364
Cash and cash equivalents, end of year	417	553	379
Supplemental disclosures of cash flow information:
Net cash paid (received) for Interest	64	64	64
Net cash paid (received) for Income tax	120	(194)	(66)
Capital contribution from MetLife, Inc.	19	45	0
Returns of capital from subsidiaries	0	202	0
Capital contributions to subsidiaries	$ 16	$ 31	$ 0